Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid insurance	$ 3,281	$ 206
Prepaid expenses	1,832	694
Prepaid expenses		900	$ 967
Receivable from contract manufacturer	43	1,521
Security deposit	1,211	20
Total prepaid and other current assets	$ 6,367	$ 2,441	$ 967